Drilling rigs, machinery and equipment, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Balance	$ 4,399,462
Transfer from drillships under construction	1,442,749	0
Balance	5,777,025	4,399,462
Cost
Property, Plant and Equipment [Line Items]
Balance	4,968,397	4,889,606
Additions		82,939
Additions / Transfer fom drillships under construction	1,610,543
Disposals		(4,148)
Depreciation	0	0
Balance	6,578,940	4,968,397
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(568,935)	(350,768)
Additions		0
Additions / Transfer fom drillships under construction	0
Disposals		3,835
Depreciation	(232,980)	(222,002)
Balance	(801,915)	(568,935)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	4,399,462	4,538,838
Additions		82,939
Additions / Transfer fom drillships under construction	1,610,543
Disposals		(313)
Depreciation	(232,980)	(222,002)
Balance	$ 5,777,025	$ 4,399,462